Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure	$ 16,394,000	$ 34,839,000
Fair Value Measurements Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Fair Value Measurements Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Fair Value Measurements Level 3 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
42 Telecom Ltd [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		3,732,734
42 Telecom Ltd [Member] | Fair Value Measurements Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
42 Telecom Ltd [Member] | Fair Value Measurements Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
42 Telecom Ltd [Member] | Fair Value Measurements Level 3 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		3,732,734
Telvantis Voice Services, Inc [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		31,105,750
Telvantis Voice Services, Inc [Member] | Fair Value Measurements Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Telvantis Voice Services, Inc [Member] | Fair Value Measurements Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Telvantis Voice Services, Inc [Member] | Fair Value Measurements Level 3 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		31,105,750
Previously Reported
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		34,838,484
Previously Reported | Fair Value Measurements Level 1 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Previously Reported | Fair Value Measurements Level 2 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure
Previously Reported | Fair Value Measurements Level 3 [Member]
Fair Value Measurements - Schedule of Fair Value Liabilities on Recurring Basis (Details) [Line Items]
Obligations, Fair Value Disclosure		$ 34,838,484